REVENUE AND SEGMENT INFORMATION - Information about operating segments results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2020 CNY (¥)
Segment information
Number of reportable operating segments | segment	5	5	5	5
Total revenue	$ 28,504,866	¥ 185,994,253	¥ 190,215,398	¥ 180,350,912
Total revenue from contracts with customers (net of value-added tax)		185,664,264	189,897,483	180,110,759
Segment profit/(loss) before income tax	330,301	2,155,217	2,118,961	2,272,555
Income tax expense	(89,224)	(582,188)	(628,376)	(826,366)
Profit for the year	241,077	1,573,029	1,490,585	1,446,189
Finance income	34,777	226,921	261,193	492,322
Finance costs	(677,476)	(4,420,528)	(4,921,541)	(4,882,692)
Share of profits and losses for the year	27,663	180,502	270,115	(199,452)
Share of the joint ventures associates profits and losses for the year	22,335	145,737	48,767	39,335
Depreciation of right-of-use assets		(767,553)	(1,075,825)	108,152
Depreciation and amortization (excluding the amortization of right-of-use)		(7,910,802)	(7,714,418)	(7,953,965)
(Losses)/gains on disposal of property, plant and equipment and intangible assets		448,439	259,684	101,098
Dividends from other financial assets measured at fair value		82,794		109,914
Unrealized Gains (Loss) On Futures Forward And Option Contracts Net		(10,394)	(9,851)	100,967
Realized gain/(loss) on futures, forward and option contracts, net		523,378	60,671	40,492
Other income		139,551	84,611	135,367
Impairment losses on property, plant and equipment	(63,884)	(416,841)	(259,354)	(46,484)
Gain on disposal of subsidiaries (Note 40)		11,305	261,187	3,517
Impairment losses		(416)
Change for impairment of inventories		(30,239)	251,131	(353,945)
Reversal of/(provision for) impairment of receivables, net of bad debts recovered		(978,834)	(171,016)	(107,956)
Gain (loss) on disposal of associates				(1,904)
Gain on disposal and dividends of equity investments designated at fair value through other comprehensive income			97,775
(Loss)/gain on previously held equity interest remeasured at an acquisition-date fair value				748,086
Investments in joint ventures	517,173		3,385,582	3,393,349	¥ 3,374,553
Investments in associates	$ 1,405,887		9,512,401	6,363,462	9,173,410
Capital expenditure in:
Intangible assets		7,382	1,155,386	103,304
Additions		76,779	1,247,858	2,838
Property, plant and equipment		4,621,319	10,625,017	9,023,820
Revenue from external customer
Segment information
Total revenue		185,994,253	190,215,398	180,350,912
Self-produced alumina
Segment information
Sales of self- produced products		12,465,000	13,330,000	16,561,000
Self-produced primary aluminum
Segment information
Sales of self- produced products		8,784,000	10,689,000	13,517,000
Self-produced other products
Segment information
Sales of self- produced products		243,000	362,000	4,486,000
Operating segment
Segment information
Inter-segment revenue		71,303,112
Inter-segment elimination
Segment information
Inter-segment revenue			69,548,170	68,037,641
Total revenue		(71,303,112)	(69,548,170)	(68,037,641)
Total revenue from contracts with customers (net of value-added tax)		(71,303,112)	(69,548,170)
Segment profit/(loss) before income tax		(68,699)	213,085	198,103
Alumina | Operating segment
Segment information
Inter-segment revenue		(29,436,854)	(29,573,401)	(29,392,495)
Total revenue		42,382,097	43,899,982	44,150,937
Total revenue from contracts with customers (net of value-added tax)		42,295,806	43,690,995
Segment profit/(loss) before income tax		1,427,294	844,848	3,496,381
Finance income		42,912	61,644	100,125
Finance costs		(826,521)	(651,238)	(399,344)
Share of profits and losses for the year		75,405	86,245	37,377
Share of the joint ventures associates profits and losses for the year		4,930	(6,319)	(1,141)
Depreciation of right-of-use assets		(364,655)	(495,693)	39,027
Depreciation and amortization (excluding the amortization of right-of-use)		(2,934,949)	(2,830,153)	(2,846,051)
(Losses)/gains on disposal of property, plant and equipment and intangible assets		(15,274)	(576,669)	53,116
Realized gain/(loss) on futures, forward and option contracts, net				(716)
Other income		21,549	21,252	57,777
Impairment losses on property, plant and equipment		(23,135)	(8,742)
Gain on disposal of subsidiaries (Note 40)			118	7,671
Change for impairment of inventories		(121,286)	69,740	(54,463)
Reversal of/(provision for) impairment of receivables, net of bad debts recovered		(58,778)	6,837	19,320
Investments in joint ventures			1,076,085	989,840	1,076,085
Investments in associates			83,424	89,734	88,356
Capital expenditure in:
Intangible assets		2,157	209,366	99,089
Additions		12,001	1,080,285	2,786
Property, plant and equipment		2,317,271	6,490,041	2,564,003
Alumina | Operating segment | Revenue from external customer
Segment information
Total revenue		12,945,243	14,326,581	14,758,442
Primary aluminum | Operating segment
Segment information
Inter-segment revenue		(11,458,500)	(11,694,382)	(12,457,863)
Total revenue		51,889,084	49,089,019	53,802,172
Total revenue from contracts with customers (net of value-added tax)		51,729,483	49,043,864
Segment profit/(loss) before income tax		2,023,168	687,246	(929,298)
Finance income		58,437	53,252	54,458
Finance costs		(1,364,606)	(1,328,730)	(1,131,622)
Share of profits and losses for the year				8
Share of the joint ventures associates profits and losses for the year		(35,328)	11,621	17,102
Depreciation of right-of-use assets		(234,387)	(338,975)	41,175
Depreciation and amortization (excluding the amortization of right-of-use)		(2,937,761)	(3,235,356)	(2,954,801)
(Losses)/gains on disposal of property, plant and equipment and intangible assets		456,925	833,288	15,211
Other income		11,087	716	38,220
Impairment losses on property, plant and equipment		(388,755)	(247,112)
Change for impairment of inventories		103,524	166,331	(273,796)
Reversal of/(provision for) impairment of receivables, net of bad debts recovered		(14,417)	1,088	(9,406)
Investments in associates			574,385	558,759	539,058
Capital expenditure in:
Intangible assets		3,546	949,013	753
Additions			131,797
Property, plant and equipment		1,069,086	2,381,644	4,602,580
Primary aluminum | Operating segment | Revenue from external customer
Segment information
Total revenue		40,430,584	37,394,637	41,344,309
Energy | Operating segment
Segment information
Inter-segment revenue		(243,788)	(236,136)	(198,337)
Total revenue		7,184,216	7,345,971	7,235,273
Total revenue from contracts with customers (net of value-added tax)		7,184,216	7,335,347
Segment profit/(loss) before income tax		(77,235)	403,479	26,020
Finance income		36,333	35,093	15,744
Finance costs		(995,572)	(1,064,769)	(1,047,285)
Share of profits and losses for the year		35,308	(22,272)	(225,377)
Share of the joint ventures associates profits and losses for the year		(17,905)	(32,660)	(52,368)
Depreciation of right-of-use assets		(96,967)	(146,139)	9,335
Depreciation and amortization (excluding the amortization of right-of-use)		(1,943,524)	(1,488,077)	(1,962,081)
(Losses)/gains on disposal of property, plant and equipment and intangible assets		3,989	(3,982)	24,780
Dividends from other financial assets measured at fair value				1,000
Realized gain/(loss) on futures, forward and option contracts, net			60,671	2,855
Other income		55,561	11,382	29,858
Impairment losses on property, plant and equipment				(7,450)
Gain on disposal of subsidiaries (Note 40)			3,014
Change for impairment of inventories		(15,642)	34,136	(7,884)
Reversal of/(provision for) impairment of receivables, net of bad debts recovered		(108,059)	(53,227)	(23,327)
Gain (loss) on disposal of associates				(1,904)
Gain on disposal and dividends of equity investments designated at fair value through other comprehensive income			1,000
(Loss)/gain on previously held equity interest remeasured at an acquisition-date fair value				(3,177)
Investments in joint ventures			79,199	435,867	334,763
Investments in associates			362,757	2,064,425	396,454
Capital expenditure in:
Intangible assets			(5,062)	2,754
Additions		59,010	8,411
Property, plant and equipment		881,810	1,454,659	1,610,442
Energy | Operating segment | Revenue from external customer
Segment information
Total revenue		6,940,428	7,109,835	7,036,936
Trading | Operating segment
Segment information
Inter-segment revenue		(30,058,138)	(27,877,188)	(25,775,920)
Sales of self- produced products		21,492,083	24,380,771	34,564,441
Sales of products sourced from external suppliers		103,842,136	106,677,697	82,192,575
Total revenue		155,392,357	158,935,656	142,532,936
Total revenue from contracts with customers (net of value-added tax)		155,308,813	158,882,823
Segment profit/(loss) before income tax		555,864	958,007	748,495
Finance income		72,632	105,664	136,603
Finance costs		(170,937)	(224,292)	(367,003)
Share of profits and losses for the year		5,011	3,767	9,010
Share of the joint ventures associates profits and losses for the year		38,683	36,579	19,375
Depreciation of right-of-use assets		(21,075)	(45,541)	18,615
Depreciation and amortization (excluding the amortization of right-of-use)		(23,287)	(79,365)	(108,069)
(Losses)/gains on disposal of property, plant and equipment and intangible assets		2,147	7,271	20,036
Unrealized Gains (Loss) On Futures Forward And Option Contracts Net		(27,705)	(9,851)	100,967
Realized gain/(loss) on futures, forward and option contracts, net		675,442		47,601
Other income		33,207	47,666	6,718
Impairment losses on property, plant and equipment		(4,951)	(3,500)	(39,034)
Gain on disposal of subsidiaries (Note 40)			2,738
Change for impairment of inventories		2,184	(19,076)	(17,802)
Reversal of/(provision for) impairment of receivables, net of bad debts recovered		(414,342)	(122,420)	(84,922)
Investments in joint ventures			298,991	77,211	43,258
Investments in associates			2,021,964	131,691	1,565,235
Capital expenditure in:
Intangible assets		1,413	1,869	514
Additions		2,875	27,365	52
Property, plant and equipment		328,033	132,841	102,956
Trading | Operating segment | Revenue from external customer
Segment information
Total revenue		125,334,219	131,058,468	116,757,016
Corporate and other operating segments | Operating segment
Segment information
Inter-segment revenue		(105,832)	(167,063)	(213,026)
Total revenue		449,611	492,940	667,235
Total revenue from contracts with customers (net of value-added tax)		449,058	492,624
Segment profit/(loss) before income tax		(1,705,175)	(987,704)	(1,267,146)
Finance income		16,607	5,540	185,392
Finance costs		(1,062,892)	(1,652,512)	(1,937,438)
Share of profits and losses for the year		64,778	202,375	(20,470)
Share of the joint ventures associates profits and losses for the year		155,357	39,546	56,367
Depreciation of right-of-use assets		(50,469)	(49,477)
Depreciation and amortization (excluding the amortization of right-of-use)		(71,281)	(81,467)	(82,963)
(Losses)/gains on disposal of property, plant and equipment and intangible assets		652	(224)	(12,045)
Dividends from other financial assets measured at fair value		82,794		108,914
Unrealized Gains (Loss) On Futures Forward And Option Contracts Net		17,311
Realized gain/(loss) on futures, forward and option contracts, net		(152,064)		(9,248)
Other income		18,147	3,595	2,794
Gain on disposal of subsidiaries (Note 40)		11,305	255,317	(4,154)
Change for impairment of inventories		981
Reversal of/(provision for) impairment of receivables, net of bad debts recovered		(383,238)	(3,294)	(9,621)
Gain on disposal and dividends of equity investments designated at fair value through other comprehensive income			96,775
(Loss)/gain on previously held equity interest remeasured at an acquisition-date fair value				751,263
Investments in joint ventures			1,931,307	1,890,431	1,920,447
Investments in associates			6,469,871	3,518,853	¥ 6,584,307
Capital expenditure in:
Intangible assets		266	200	194
Additions		2,893
Property, plant and equipment		25,119	165,832	143,839
Corporate and other operating segments | Operating segment | Revenue from external customer
Segment information
Total revenue		¥ 343,779	¥ 325,877	¥ 454,209